Commitments and Contingencies (Details)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Year of 2020	$ 75,506
Year of 2021	18,957
Year of 2022	18,957
Year of 2023	4,308
Year of 2024	4,308
Thereafter	12,924
Less: lease commitments on terminations	(134,960)
Total